Employee Benefit Plans (Significant Weighted-Average Assumptions Used And Cost For The Plans) (Details)		Aug. 31, 2018	Aug. 31, 2017
SERP [Member] | Accrued benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		3.70%	3.70%
Rate of compensation increase	[1]	3.00%	3.00%
SERP [Member] | Benefit Cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		3.70%	3.50%
Rate of compensation increase	[1]	3.00%	5.00%
ERP [Member] | Accrued benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		3.70%	3.70%
Rate of compensation increase		3.00%	3.00%
ERP [Member] | Benefit Cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		3.70%	3.50%
Rate of compensation increase		3.00%	3.00%

[1]	Applies only to incentive compensation component of eligible pensionable earnings.